Summary of Significant Accounting Policies and Use of Estimates and Judgments - Schedule of Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2024
Laboratory equipment [Member] | Bottom of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	5 years
Laboratory equipment [Member] | Top of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	10 years
Office equipment [Member] | Bottom of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	3 years
Office equipment [Member] | Top of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	10 years
Right-of-use assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	Lease terms